SHARE CAPITAL (Details)	Jul. 15, 2016 USD ($) instrument item $ / shares shares	Nov. 13, 2014 USD ($) shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) instrument item $ / shares shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2013 shares	Aug. 19, 2013 shares
Share capital
Share capital			$ 8,000	$ 8,000
Ordinary shares
Share capital
Par value per share | $ / shares			$ 0.0001	$ 0.0001	$ 0.0001
Shares authorized | shares								500,000,000	500,000,000
Shares issued | shares			419,546,514	419,546,514	419,546,514	390,026,670	390,026,670	339,196,670	339,196,670
Increase in number of shares issued | shares	29,519,844	50,830,000
Share capital			$ 8,000	$ 8,000	$ 8,000	$ 5,000	$ 5,000
Issue of equity	$ 3,000	$ 5,000
Shares considered as legally issued | shares			940,000	940,000
Acquisition of solar parks in the USA
Share capital
Number of solar parks acquired | item	23				23
Acquisition of solar parks in the USA | Ordinary shares
Share capital
Par value per share | $ / shares	$ 0.0001
Number of shares issued | instrument	29,519,844				29,519,844
Par value of shares issued					$ 2,952
Fair value of shares issued	$ 10,100,000				$ 10,147,446